File No.
                                                            333-130096

                   As filed with the SEC on March 22, 2006
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                  FORM N-14
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    x
                      Pre-Effective Amendment No.
                     Post-Effective Amendment No.   1
                       (Check appropriate box or boxes)

                              MTB GROUP OF FUNDS
                         (Retail/Institutional Funds)
              (Exact Name of Registrant as Specified in Charter)

                                (412) 288-1900
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                  (Address of Principal Executive Offices --
                    Number, Street, City, State, Zip Code)

                          C. Grant Anderson, Esquire
                                Reed Smith LLP
                          Federated Investors Tower
                             1001 Liberty Avenue
                          Pittsburgh, PA 15222-3779
                  (Name and Address of Agent for Service --
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                         Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, NW
                         Washington, D.C. 20037-1526
                                (202) 828-2218

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b). The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.





                                    PART C

                              OTHER INFORMATION

Item 15.    Indemnification

            Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to Section 7 of Article VII of the Declaration of Trust.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

(1) (a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, a Delaware Statutory Trust; (41)
            (b) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, a Delaware Statutory Trust; (38)
 (2) (a) Copy of Amended and Restated By-Laws of MTB Group of Funds, a Delaware Statutory Trust; (38)
            (b) Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds; (41)
            (c) Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds; (44)
(3)         Not applicable.
(4) (a) Conformed copy of Agreement and Plan of Reorganization (MTB Maryland Municipal Bond Fund); +
            (b) Conformed copy of Agreement and Plan of Reorganization (MTB Virginia Municipal Bond Fund); +
 (5) The rights of security holders of the Registrant are defined in the following sections of the Registrant's Amended and Restated Agreement and Declaration of Trust and By-Laws:
            (a)Agreement and Declaration of Trust. See Article III, "Shares,"
            Section 6; Article V, "Shareholders' Voting Powers and Meetings,"
            Section 1; and Article VI, "Net Asset Value, Distributions and Redemptions," Section 2.
            (b)By-Laws. See Article II, "Meetings of Shareholders," Section 6 and Section 9.
(6) (a) Conformed copy of Investment Advisory Agreement of the Registrant (27 funds) dated August 22, 2003; (39)
            (b) Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds) dated August 22, 2003; (43)
            (c) Conformed copy of Investment Advisory Agreement of the Registrant (5 funds) dated August 22, 2003; (39)
            (d) Conformed copy of Sub-Advisory Agreement for the MTB Small
            Cap Stock Fund (Mazama Capital Management, Inc.), dated August
            22, 2003; (39)
            (e) Conformed copy of Sub-Advisory Agreement for MTB Small Cap Stock Fund (LSV Asset Management), dated August 22, 2003; (39)
            (f) Conformed copy of Sub-Advisory Agreement for MTB
            International Equity (UBS Global Asset Management), dated August 22, 2003; (39)
            (g) Conformed copy of Amendment to Sub-Advisory Agreement for MTB Small Cap Stock Fund (Mazama Capital Management, Inc.); (39)
            (h) Conformed copy of Amendment to Sub-Advisory Agreement for MTB Small Cap Stock Fund (LSV Asset Management); (39)
            (i) Conformed copy of Amendment to Sub-Advisory Agreement for MTB International Equity Fund (UBS Global Asset Management
            (Americas), Inc.); (39)
            (j) Conformed copy of Investment Advisory Contract Letter Agreement, dated April 1, 2004; (39)
            (k) Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund and MTB Large Cap Value Fund II (NWQ Investment Management Company, LLC) dated December 8, 2004; (42)
            (l) Conformed copy of Sub-Advisory Agreement for MTB Equity
            Income Fund (DePrince, Race & Zollo, Inc.) dated December 8,
            2004; (42)
            (m) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds); (44)
            (n) Conformed copy of Investment Sub-Advisory Contract Letter Agreement for the Mid Cap Stock Fund, dated December 8, 2004; (43)
            (o) Conformed copy of Investment Sub-Advisory Contract Letter Agreement for the Small Cap Stock Fund, dated December 8, 2004;
            (43)
            (p) Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds) dated August 22, 2003; (43)
            (q) Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds); (44)
            (r) Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds); (44)
            (s) Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006. (47)
 (7) (a) Conformed copy of Distributor's Contract of the Registrant, dated August 15, 2003; (39)
            (b) Conformed copy of Amendment to Distributor's Contract (September 22, 2003); (39)
            (c) Conformed copy of Amendment #1 to Exhibit B to the Distributor's Contract; (43)
            (d) Conformed copy of Agreement for Administrative Services between the Registrant and Manufacturers and Traders Trust Company; (43)
            (e) Form of Mutual Fund Sales and Services Agreement of the Registrant; (40)
(8)         Not applicable;
(9)         (a) Conformed copy of Custodian Agreement of the Registrant, dated December 7, 2004 and copy of Schedules A-D to the Custodian Agreement of the Registrant; (42)
            (b) Conformed copy of Custody, Fund Accounting and Fund Administration Fee Schedule; (40)
            (c) Conformed copy of Securities Lending Authorization Agreement between MTB Group of Fund and State Street Bank & Trust Company;
            (41)
            (d) Copy of Appendix A to the Custodian Agreement between the
            Registrant and State Street Bank, dated   April 29, 2005; (43)
            (e) Conformed copy of Funds Transfer Addendum to the Custodian Contract; (44)
(10) (a) Conformed copy of Rule 12b-1 Agreement of the Registrant and Edgewood Services, Inc.; (41)
            (b) Conformed copy of Rule 12b-1 Plan regarding Class B Shares and Class C Shares of the Registrant; (40)
            (c) Conformed copy of Rule 12b-1 Plan (non-Class B Shares and Class C Shares) of the Registrant; (40)
            (d) Copy of Dealer (Sales) Agreement; (7)
            (e) Copy of Amendment #1 to Exhibit A to the Rule 12b-1 Plan; (43)
            (f) Conformed copy of Contract Defining Responsibility for Fees
            Under Non-Conforming Dealer Agreement;    (43)
(11) Conformed copy of Opinion and Consent of Counsel (Reed Smith LLP) as to the legality of the securities being registered; +
(12) (a) Conformed copy of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy Statement/Prospectus for the Reorganization (MTB Maryland Municipal Bond Fund); +
            (b) Conformed copy of Tax Opinion of Reed Smith LLP, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Proxy Statement/Prospectus for the Reorganization (MTB Virginia Municipal Bond Fund); +
(13)        (a) Copy of Recordkeeping Agreement of the Registrant; (43)
            (b) Copy of Recordkeeping Agreement of the Registrant for the VA Funds; (43)
            (c) Conformed copy of Agreement for Administrative Services and Transfer Agency Services between the Registrant and Federated Services Company, dated November 1, 2000; (43)
            (d) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated November 8, 2000; (43)
            (e) Conformed copy of Shareholder Services Agreement of the Registrant, dated November 8, 2000; (43)
            (f) Conformed copy of Shareholder Services Plan, dated November
            1, 2000; (43)
            (g) Conformed copy of Shareholder Services Plan for the VA Funds, dated February 22, 2005; (43)
            (h) Conformed copy of Participation Agreement of the Registrant, including Exhibits A-E; (36)
            (i) Conformed copy of Indemnification Agreement of the
            Registrant; (36)
            (j) Conformed copy of Service Mark License Agreement; (39)
            (k) Conformed copy of Assignment and Consent of Fund
            Participation Agreement; (40)
            (l) Conformed copy of Participation Agreement among MTB Group of Funds, Edgewood Services, Inc., MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co.; (41)
            (m) Conformed copy of Participation Agreement among MTB Group of Funds, Edgewood Services, Inc., MTB Investment Advisors, Inc., and Hartford Life Insurance Company, dated May 1, 2004, including Schedules A-E; (42)
            (n) Conformed copy of Agreement for Transfer Agency Services between the Registrant and Boston Financial Data Services, Inc., dated November 1, 2000; (43)
            (o) Conformed copy of Amendment No. 1 to Schedules A and C of the Participation Agreement with TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co.; (43)
            (p) Conformed copy of Amendment #9 to the Agreement for Administrative Services and Transfer Agency Services between the Registrant and Federated Services Company; (44)
            (q) Conformed copy of Amended and Restated Financial Administration and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company; (44)
            (r) Conformed copy of Assignment of Contracts between Federated Services Company and State Street Bank and Trust Company; (44)
(14) (a) Conformed copy of Consent of Independent Registered Public Accounting Firm for MTB Group of Funds, Ernst & Young LLP; (46)
            (b) Conformed copy of Consent of Independent Registered Public Accounting Firm for The FBR Funds, Tait, Weller and Baker LLP;
            (46)
(15)        Not applicable;

(16)        Conformed copy of Power of Attorney of the Registrant; (46)

(17)  (a) Form of Proxy - FBR Maryland Tax-Free Portfolio; (45)
            (b) Form of Proxy -  FBR Virginia Tax-Free Portfolio. (45)



-------------------------------------------------
+     All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and 811-5514)
38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514).
39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos. 33-20673 and 811-5514).
40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004 (File Nos. 33-20673 and 811-5514).
41. Response is incorporated by reference to Registrant's Post-Effective mendment No. 61 on Form N-1A filed August 27, 2004 (File Nos. 33-20673 and 811-5514).
42. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005 (File Nos. 33-20673 and 811-5514).
43. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005 (File Nos. 33-20673 and 811-5514).
44. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005 (File Nos. 33-20673 and 811-5514).
45.   Response is incorporated by reference to Registrant's Registration
      Statement on Form N-14 filed December 2, 2005   (File Nos. 333-130096 and
      811-5514).
46. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed January 3, 2006 (File Nos. 333-130096 and 811-5514).
47. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-14 filed January 12, 2006 (File Nos. 333-130096 and 811-5514).

Item 17.    Undertakings

      (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




                                  SIGNATURES
      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 22nd day of March, 2006.


                                    MTB GROUP OF FUNDS


                                    By: /s/C. Grant Anderson
                                       C. Grant Anderson, Secretary

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                         TITLE:                DATE:


/s/ C. Grant Anderson         Attorney in Fact for  March 22, 2006
                              the Persons Listed
                              Below
------------------------------
C. Grant Anderson

Joseph J. Castiglia*          Chairman of the
                              Board and Trustee


Charles L. Davis, Jr.*        Chief Executive
                              Officer
                              (Principal Executive
                              Officer)

Carl W. Jordan*               President

Richard N. Paddock*           Treasurer
                              (Principal Financial
                              Officer)

William H. Cowie, Jr.         Trustee


John S. Cramer                Trustee


Mark J. Czarnecki*            Trustee


Daniel R. Gernatt, Jr.*       Trustee


Richard B. Seidel*            Trustee


Marguerite D. Hambleton*      Trustee

* By Power of Attorney